UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2017

Date of reporting period: 11/30/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, each a series of the WP Trust (the “registrant”), for the year ended November 30, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Smaller Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPINX)

Series of the

WP Trust

ANNUAL REPORT

November 30, 2017

Investment Adviser

Winning Points Advisers, LLC

129 NW 13th Street, Suite D-26

Boca Raton, Florida 33431

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	2
SCHEDULES OF INVESTMENTS, PURCHASED OPTIONS AND WRITTEN OPTIONS	8
STATEMENTS OF ASSETS AND LIABILITIES	17
STATEMENTS OF OPERATIONS	18
STATEMENTS OF CASH FLOWS	19
STATEMENTS OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	26
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	39
ADDITIONAL INFORMATION	40
INFORMATION ABOUT YOUR FUND’S EXPENSES	44
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	46

To the shareholders of WPINX, WPITX, WPSMX:

This is our second Shareholder letter as the three funds have now been open for two years but did not reach what we consider to be an adequate base until late in 2017. As such, the performance figures do not reflect what we hope to accomplish with a larger asset base.

Returns as of November 30, 2017	One Year ended November 30, 2017	Since Inception from January 4, 2016 through November 30, 2017
WP Smaller Companies Income Plus Fund Institutional Class shares	15.52%	16.23%
S&P 500® Total Return Index	22.87%	17.94%
Russell 2000® Total Return Index	18.34%	20.66%

WP International Companies Income Plus Fund Institutional Class shares	25.39%	13.55%
S&P 500® Total Return Index	22.87%	17.94%
MSCI EAFE Index	27.27%	13.63%

WP Income Plus Fund Institutional Class shares	9.44%	9.44%
S&P 500® Total Return Index	22.87%	17.94%
Markit iBoxx USD Liquid High Yield Index	8.10%	11.39%

All three of our funds utilize our Option/Cash Flow Process which is something we developed ourselves and has been evolving over the seven years since we started it with individual accounts and now with our Mutual Funds. Through the use of options, we are able to increase our cash flow in each Fund on a yearly basis. This accomplishes two things (1) helps the performance of each Fund and (2) allows us to purchase put options which acts as insurance and will hopefully help when the next downturn happens in the stock market.

WP Income Plus (WPINX) owns two Corporate High Yield Bond ETFs-HYG and JNK which invest in liquid, US dollar-denominated high yielding corporate bonds for sale in the US. We also have a few smaller dividend paying stocks. The Bond Market took a slight downturn in the latter part of 2017 which caused the price of our underlying positions to decline slightly, but we still beat the 1 year annualized return of the Markit iBoxx USD Liquid High Yield Index (our Benchmark) by 134 basis points, which is partially attributed to our Option/Cash Flow Process. We expect yields to work slightly higher in 2018 and plan to increase our monthly dividend every month to reach $0.03 (from $0.027 now) a share which will produce a yield of 3.3% based on a current price of $10.85 per share.

WP International Companies Income Plus (WPITX) owns the iShares MSCI EAFE ETF and two smaller positions in DGS and DLS, two Wisdom Tree ETFs. These ETFs invest in large and mid- capitalization developed market equities excluding the US and Canada markets. After trailing the US markets for a while, the developed markets equities mimicked what had happened in the US markets and actually outperformed the US market for the second half of 2017. Both markets were the beneficiaries of the easy money policies of the Fed which went first and the European Central Bank followed some time later. This produced two major economies expanding in lock-step with each other which does not happen very often. We anticipate the two central banks will start unwinding the easy money stance sometime in 2018 at a very slow pace so as not to upset the two expanding economies, so we are looking for more of the same in 2018 in the developed market category. We underperformed our Benchmark slightly due to the reason noted in the opening paragraph, but still produced a one year annualized return of 25.39%.

WP Smaller Companies Income Plus (WPSMX) owns the iShares Russell 2000 ETF which invests in the small-capitalization sector of the US equity market, and two very small positions in stocks involved in fighting the opioid addiction problem. The small cap space probably got the biggest boost from the election of Donald Trump as he promised to cut down on regulations and the bureaucracy that was hindering the expansion and growth of small companies all across the US. We believe the fact Trump has already gotten rid of some 1500 of these cumbersome regulations in his first year as President and will continue to do so will make it easier for small companies to grow and prosper. We underperformed our Benchmark slightly due to the reason noted in the first paragraph, but still produced a one year annualized return of 15.52%.

We see the big risk these days (and all days, but more so now, due to technology) is that of another 9/11 that shuts down the economy and scares everyone. The next one will be worse than 9/11 in that we all are older and remember how bad things got in 2008-09 and hence I think that any panic will be exacerbated, due to age of investors, fewer working years ahead, mistrust in the system and recent experiences. We hope it never happens, but we are trying to build our strategy to be able to buy insurance against it, should we wake up one Monday to a "new and different" 9/11.

The Future? Who knows. We believe the US economy is the eighth wonder of the world and so powerful even the politicians can’t derail it. We think the market is trying to digest what less regulation, less bureaucracy will mean to our powerful economy and maybe, just maybe this market advance is telling us there is a 4%+ GDP in our future.

P.S Jamie Dimon, CEO of JP Morgan Chase was quoted in the Wall Street Journal on January 9, 2018 as stating he thinks it very possible the US GDP can grow at 4% in 2018.

Thank you for your confidence in us.

John Brandt	Charles S Soll
Portfolio Manager	Portfolio Manager

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500® Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

Returns as of November 30, 2017	One Year ended November 30, 2017	Since Inception from January 4, 2016 through November 30, 2017
WP Smaller Companies Income Plus Fund Institutional Class shares	15.52%	16.23%
S&P 500® Total Return Index	22.87%	17.94%
Russell 2000® Total Return Index	18.34%	20.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Smaller Companies Income Plus Fund versus the S&P 500 Total Return Index and the Russell 2000® Total Return Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 2000® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Smaller Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500® Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

Returns as of November 30, 2017	One Year ended November 30, 2017	Since Inception from January 4, 2016 through November 30, 2017
WP International Companies Income Plus Fund Institutional Class shares	25.39%	13.55%
S&P 500® Total Return Index	22.87%	17.94%
MSCI EAFE Index	27.27%	13.63%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP International Companies Income Plus Fund versus the S&P 500® Total Return Index and the MSCI EAFE Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the MSCI EAFE Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP International Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500® Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

Returns as of November 30, 2017	One Year ended November 30, 2017	Since Inception from January 4, 2016 through November 30, 2017
WP Income Plus Fund Institutional Class shares	9.44%	9.44%
S&P 500® Total Return Index	22.87%	17.94%
Markit iBoxx USD Liquid High Yield Index	8.10%	11.39%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Income Plus Fund versus the S&P 500 Total Return Index and the Markit iBoxx USD Liquid High Yield Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Markit iBoxx USD Liquid High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017	ANNUAL REPORT

	Shares	Fair Value

COMMON STOCK - 3.06%

Healthcare - Services - 2.51%
Catasys, Inc. (a) (b)	40,000	$141,200

Pharmaceuticals - 0.55%
Titan Pharmaceuticals, Inc. (a) (b)	20,000	31,000

TOTAL COMMON STOCK (Cost $251,511)		172,200

EXCHANGE-TRADED FUND - 102.37%

Equity Fund - 102.37%
iShares Russell 2000 ETF (a)	37,500	5,761,875

TOTAL EXCHANGE-TRADED FUND (Cost $4,398,168)		5,761,875

OPTIONS PURCHASED (Cost $7,186) - 0.14% (c)		7,800

SHORT-TERM INVESTMENT - 4.99%
Federated Government Obligations Fund - Institutional Class, 0.94% (d)	280,831	280,831
TOTAL SHORT-TERM INVESTMENT (Cost $280,831)		280,831

TOTAL INVESTMENTS (Cost $4,937,696) - 110.56%		$6,222,706

OPTIONS WRITTEN (Proceeds $570,343) - (12.02%) (e)		(676,530)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.46%		82,263

NET ASSETS - 100%		$5,628,439

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Non-income producing security.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at November 30, 2017, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2017	ANNUAL REPORT

OPTIONS PURCHASED - 0.14%

PUT OPTIONS PURCHASED - 0.14%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	52	$10,920,000	$2,100.00	1/26/2018	$4,940
CBOE S&P 500 Index (e)	52	$11,076,000	$2,130.00	12/29/2017	2,860
TOTAL PUT OPTIONS PURCHASED (Cost $7,186)					7,800

TOTAL OPTIONS PURCHASED (Cost $7,186)					$7,800

[1]	Each option contract is equivalent to 100 units of the underlying Index.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the footnotes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2017	ANNUAL REPORT

OPTIONS WRITTEN - (12.02)%

CALL OPTIONS WRITTEN - (7.66)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	22	$5,830,000	$2,650.00	6/21/2019	431,090
TOTAL CALL OPTIONS WRITTEN (Proceeds $294,963)					431,090

PUT OPTIONS WRITTEN - (4.36)%
CBOE S&P 500 Index	52	$11,440,000	$2,200.00	12/21/2018	245,440
TOTAL PUT OPTIONS WRITTEN (Proceeds $275,380)					245,440

TOTAL OPTIONS WRITTEN (Proceeds $570,343)					$676,530

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017	ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 106.86%	Shares	Fair Value

Equity Funds - 106.86%
iShares MSCI EAFE ETF (a)	125,500	$8,798,805
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	7,900	390,655
WisdomTree International SmallCap Dividend Fund (a)	5,250	394,828
		9,584,288

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,111,494)		9,584,288

OPTIONS PURCHASED (Cost $12,021) - 0.14% (b)		13,050

SHORT-TERM INVESTMENT - 3.64%
Federated Government Obligations Fund - Institutional Class, 0.94% (c)	326,496	326,496
TOTAL SHORT-TERM INVESTMENT (Cost $326,496)		326,496

TOTAL INVESTMENTS (Cost $8,450,011) - 110.64%		$9,923,834

OPTIONS WRITTEN (Proceeds $945,252) - (12.44%) (d)		(1,116,060)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.80%		161,282

NET ASSETS - 100%		$8,969,056

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2017	ANNUAL REPORT

OPTIONS PURCHASED - 0.14%

PUT OPTIONS PURCHASED - 0.14%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	87	$18,270,000	$2,100.00	1/26/2018	$8,265
CBOE S&P 500 Index (e)	87	$18,531,000	$2,130.00	12/29/2017	4,785
TOTAL PUT OPTIONS PURCHASED (Cost $12,021)					13,050

TOTAL OPTIONS PURCHASED (Cost $12,021)					$13,050

[1]	Each option contract is equivalent to 100 units of the underlying Index.

(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2017	ANNUAL REPORT

OPTIONS WRITTEN - (12.44)%

CALL OPTIONS WRITTEN - (7.86)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	36	$9,540,000	$2,650.00	6/21/2019	705,420
TOTAL CALL OPTIONS WRITTEN (Proceeds $484,520)					705,420

PUT OPTIONS WRITTEN - (4.58)%
CBOE S&P 500 Index	87	$19,140,000	$2,200.00	12/21/2018	410,640
TOTAL PUT OPTIONS WRITTEN (Proceeds $460,732)					410,640

TOTAL OPTIONS WRITTEN (Proceeds $945,252)					$1,116,060

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2017	ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 105.76%	Shares	Fair Value

Debt Fund - 105.76%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	127,400	$11,183,172
SPDR Bloomberg Barclays High Yield Bond ETF (a)	112,000	4,137,280
		15,320,452

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,975,240)		15,320,452

CLOSED END FUNDS- 4.11%

Closed End Funds - 4.11%
Alpine Total Dynamic Dividend Fund (a)	56,400	515,496
Virtus Total Return Fund, Inc. (a)	6,243	80,035
		595,531

TOTAL CLOSED END FUNDS (Cost $495,435)		595,531

OPTIONS PURCHASED (Cost $24,592) - 0.18% (b)		26,700

SHORT-TERM INVESTMENT - 2.17%
Federated Government Obligations Fund - Institutional Class, 0.94% (c)	314,795	314,795
TOTAL SHORT-TERM INVESTMENT (Cost $314,795)		314,795

TOTAL INVESTMENTS (Cost $15,810,062) - 112.22%		$16,257,478

OPTIONS WRITTEN (Proceeds $1,599,135) - (13.11%) (d)		(1,899,290)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.89%		128,608

NET ASSETS - 100%		$14,486,796

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2017	ANNUAL REPORT

OPTIONS PURCHASED - 0.18%

PUT OPTIONS PURCHASED - 0.18%
	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	178	$37,380,000	$2,100.00	1/26/2018	$16,910
CBOE S&P 500 Index (e)	178	$37,914,000	$2,130.00	12/29/2017	9,790
TOTAL PUT OPTIONS PURCHASED (Cost $24,592)					26,700

TOTAL OPTIONS PURCHASED (Cost $24,592)					$26,700

[1]	Each option contract is equivalent to 100 units of the underlying Index.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2017	ANNUAL REPORT

OPTIONS WRITTEN - (13.11)%

CALL OPTIONS WRITTEN - (8.39)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	62	$16,430,000	$2,650.00	6/21/2019	$1,214,890
TOTAL CALL OPTIONS WRITTEN (Proceeds $831,249)					1,214,890

PUT OPTIONS WRITTEN - (4.72)%
CBOE S&P 500 Index	145	$31,900,000	$2,200.00	12/21/2018	684,400
TOTAL PUT OPTIONS WRITTEN (Proceeds $767,886)					684,400

TOTAL OPTIONS WRITTEN (Proceeds $1,599,135)					$1,899,290

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2017	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund
Assets:
Investments, at value	$6,222,706	$9,923,834	$16,257,478
Deposits at broker for written options	102,471	188,435	166,951
Receivables:
Interest	195	243	227
Prepaid expenses	3,727	3,726	3,755
Total assets	6,329,099	10,116,238	16,428,411

Liabilities:
Options written, at value	676,530	1,116,060	1,899,290
Payables:
Fund shares redeemed	300	300	300
Due to advisor, net	3,452	9,661	16,197
Accrued distribution (12b-1) fees	1,980	2,129	4,692
Due to administrator	1,935	2,007	2,409
Accrued expenses	16,463	17,025	18,727
Total liabilities	700,660	1,147,182	1,941,615
Net Assets	$5,628,439	$8,969,056	$14,486,796

Sources of Net Assets:
Paid-in capital	$4,575,598	7,506,441	$13,618,076
Undistributed (accumulated) net realized gain (loss) on investments and options	(44,664)	223,346	700,059
Undistributed (accumulated) net investment income (loss)	(81,318)	(63,746)	20,427
Net unrealized appreciation on investments and options	1,178,823	1,303,015	148,234
Total Net Assets (Unlimited shares of beneficial interest authorized)	$5,628,439	$8,969,056	$14,486,796

Total Investments, at cost	$4,937,696	$8,450,011	$15,809,089
Proceeds from options written	$570,343	$945,252	$1,599,135

Institutional Class Shares:
Net assets	$5,628,439	$8,969,056	$14,486,796
Shares Outstanding (Unlimited shares of beneficial interest authorized)	422,434	703,937	1,264,066
Net Asset Value, Offering and Redemption Price Per Share	$13.32	$12.74	$11.46

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF OPERATIONS
November 30, 2017	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2017	For the Year Ended November 30, 2017

Investment income:
Dividends	$62,187	$170,267	$622,271
Interest	1,356	2,528	4,866
Total investment income	63,543	172,795	627,137

Expenses:
Management fees (Note 5)	61,369	96,624	166,870
Distribution (12b-1) fees - Institutional Class	11,364	17,893	30,902
Accounting and transfer agent fees and expenses	28,508	37,414	55,167
Audit fees	15,750	15,750	15,750
Legal fees	15,466	15,466	15,466
Interest expense	12,997	16,389	40,922
Trustee fees and expenses	9,001	9,001	9,001
Custodian fees	8,501	8,501	8,501
Miscellaneous	5,599	5,599	5,599
Registration and filing fees	2,834	2,859	3,755
Pricing fees	1,000	1,000	1,748
Insurance	851	851	851
Reports to shareholders	500	500	500
Total expenses	173,740	227,847	355,032
Less: fees waived	(31,903)	(10,825)	-
Net expenses	141,837	217,022	355,032

Net investment income (loss)	(78,294)	(44,227)	272,105

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	-	-	66,046
Options purchased	(127,005)	(185,637)	(412,137)
Options written	283,895	449,856	1,113,067
Net realized gain on investments and options	156,890	264,219	766,976

Net change in unrealized appreciation (depreciation) on:
Investments	674,036	1,420,801	244,846
Options purchased	4,188	4,712	11,630
Options written	(112,489)	(192,302)	(396,810)
Net change in unrealized appreciation on investments and options	565,735	1,233,211	(140,334)

Net gain on investments and options	722,625	1,497,430	626,642

Net increase in net assets resulting from operations	$644,331	$1,453,203	$898,747

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF CASH FLOWS
November 30, 2017	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund		WP International Companies Income Plus Fund		WP Income Plus Fund

	For the		For the		For the
	Year Ended		Year Ended		Year Ended
	November 30, 2017		November 30, 2017		November 30, 2017
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$644,331		$1,453,203		$898,747
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchase of investments and options	(2,016,010)		(5,268,233)		(13,923,028)
Proceeds from disposition of investments and options	23,548		31,362		6,156,414
Purchases of short-term investment securities, net	(138,468)		(227,222)		37,382
Decrease in deposits with brokers for options transactions	194,507		58,297		479,591
Increase in dividends and interest receivable	(166)		(213)		(132)
Decrease in receivables for securities sold	-		-		20,183
Increase in prepaid expenses	(2,450)		(2,449)		(2,478)
Premiums received from options written	3,340,019		5,290,835		8,811,278
Payments to cover options written	(2,982,343)		(4,140,861)		(6,858,222)
Increase (decrease) in accrued expenses	(3,983)		3,167		5,674
Net unrealized appreciation (depreciation) on investments and options	(565,735)		(1,233,211)		140,334
Net realized gain on investments	(156,890)		(264,219)		(766,976)
Net cash used in operating activities	(1,663,640)		(4,299,544)		(5,001,233)

Cash flows from financing activities:
Proceeds from Fund shares sold	1,900,987	(a)	4,635,693	(b)	5,390,749	(c)
Payment on Fund shares redeemed	(237,347	)(a)	(336,149	)(b)	(372,837	)(c)
Cash distributions paid	-		-		(16,679)
Net cash provided from financing activities	1,663,640		4,299,544		5,001,233

Net increase in cash	-		-		-

Cash:
Beginning of year	-		-		-
End of year	$-		$-		$-

Supplemental disclosure of cash flow information:

(a)	Noncash financing activities not included herein consist of a decrease in receivable for fund shares sold of $11,600 and an increase in payable for Fund shares redeemed of $300.
(b)	Noncash financing activities not included herein consist of a decrease in receivable for fund shares sold of $8,700 and an increase in payable for Fund shares redeemed of $300.
(c)	Noncash financing activities not included herein consist of reinvestment of distributions of $326,648, a decrease in receivable for fund shares sold of $21,460 and a decrease in payable for Fund shares redeemed of $3,000.
*	Cash paid for interest of $12,997, $16,389 and $40,922, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
November 30, 2017	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(78,294)	$(87,387)
Net realized gain (loss) on investments and options	156,890	(190,472)
Net change in unrealized appreciation on investments and options	565,735	613,088
Net increase in net assets resulting from operations	644,331	335,229

Capital transactions:
Net proceeds from shares sold	1,889,387	3,126,649
Reinvestment of distributions	-	-
Cost of shares redeemed	(237,647)	(129,510)
Net Increase in net assets from capital transactions	1,651,740	2,997,139

Increase in net assets	2,296,071	3,332,368

Net Assets:
Beginning of period	3,332,368	-
End of period	$5,628,439	$3,332,368
Accumulated net investment loss	$(81,318)	$(76,305)

Capital share transactions:
Shares sold	152,594	300,854
Shares reinvested	-	-
Shares redeemed	(19,250)	(11,764)
Net increase from capital share transactions	133,344	289,090

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
November 30, 2017	ANNUAL REPORT

	WP International Companies Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(44,227)	$(73,120)
Net realized gain on investments and options	264,219	12,728
Net change in unrealized appreciation on investments and options	1,233,211	69,804
Net increase in net assets resulting from operations	1,453,203	9,412

Capital transactions:
Net proceeds from shares sold	4,626,993	3,315,565
Reinvestment of distributions	-	-
Cost of shares redeemed	(336,449)	(99,668)
Net Increase in net assets from capital transactions	4,290,544	3,215,897

Increase in net assets	5,743,747	3,225,309

Net Assets:
Beginning of period	3,225,309	-
End of period	$8,969,056	$3,225,309
Accumulated net investment loss	$(63,746)	$(47,013)

Capital share transactions:
Shares sold	415,049	327,088
Shares reinvested	-	-
Shares redeemed	(28,597)	(9,603)
Net increase from capital share transactions	386,452	317,485

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
November 30, 2017	ANNUAL REPORT

	WP Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
Increase (decrease) in net assets from:
Operations:
Net investment income	$272,105	$56,206
Net realized gain on investments and options	766,976	16,673
Net change in unrealized appreciation (depreciation) on investments and options	(140,334)	288,568
Net increase in net assets resulting from operations	898,747	361,447

Distributions to shareholders from:
Net investment income - Institutional Class	(259,737)	(48,147)
Net realized capital gains - Institutional Class	(83,590)	-
Total distributions	(343,327)	(48,147)

Capital transactions:
Net proceeds from shares sold	5,369,289	8,492,120
Reinvestment of distributions	326,648	47,655
Cost of shares redeemed	(369,837)	(347,799)
Net Increase in net assets from capital transactions	5,326,100	8,191,976

Increase in net assets	5,881,520	8,505,276

Net Assets:
Beginning of period	8,605,276	100,000
End of period	$14,486,796	$8,605,276
Accumulated undistributed net investment income	$20,427	$8,059

Capital share transactions:
Shares sold	468,807	816,789
Shares reinvested	28,570	4,438
Shares redeemed	(31,835)	(32,703)
Net increase from capital share transactions	465,542	788,524

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST
FINANCIAL HIGHLIGHTS
November 30, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period	$11.53	$10.00

Investment Operations:
Net investment loss (b)	(0.21)	(0.42)
Net realized and unrealized gain on investments and options	2.00	1.95
Total from investment operations	1.79	1.53

Net Asset Value, End of Period	$13.32	$11.53

Total Return (c)	15.52%	15.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5,628	$3,332

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.82%	5.63%	(e)(f)
After fees waived and expenses absorbed	3.12%	5.63%	(e)(f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(2.42)%	(4.40)%	(e)(f)
After fees waived and expenses absorbed	(1.72)%	(4.40)%	(e)(f)

Portfolio turnover rate	0.00%	0.00%	(d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.29% and 0.16% of interest expense during the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST
FINANCIAL HIGHLIGHTS
November 30, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period	$10.16	$10.00

Investment Operations:
Net investment loss (b)	(0.07)	(0.36)
Net realized and unrealized gain on investments and options	2.65	0.52
Total from investment operations	2.58	0.16

Net Asset Value, End of Period	$12.74	$10.16

Total Return (c)	25.39%	1.60%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,969	$3,225

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.18%	5.97%	(e)(f)
After fees waived and expenses absorbed	3.03%	5.97%	(e)(f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(0.77)%	(4.06)%	(e)(f)
After fees waived and expenses absorbed	(0.62)%	(4.06)%	(e)(f)

Portfolio turnover rate	0.00%	0.00%	(d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.23% and 0.14% of interest expense during the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST
FINANCIAL HIGHLIGHTS
November 30, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
Net Asset Value, Beginning of Period	$10.78	$10.00

Investment Operations:
Net investment income (b)	0.26	0.09
Net realized and unrealized gain on investments and options	0.76	0.76
Total from investment operations	1.02	0.85

Distributions:
From net investment income	(0.25)	(0.07)
From net realized capital gains	(0.09)	-
Total distributions	(0.34)	(0.07)

Net Asset Value, End of Period	$11.46	$10.78

Total Return (c)	9.44%	8.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,487	$8,605

Ratios of expenses to average net assets (g) (i):	2.87%	3.73%	(e)(f)

Ratios of net investment income (h) (i):	2.20%	1.22%	(e)(f)

Portfolio turnover rate	49.17%	37.52%	(d)

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.33% and 0.27% of interest expense during the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 5, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), and (iii) WP Income Plus Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Funds are non-diversified Funds. As non-diversified Funds, the Funds may invest a significant portion of their assets in a small number of companies.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Funds commenced operations on January 4, 2016.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation - All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Options - The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c) Exchange-Traded and Closed-End Funds - The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of November 30, 2017, the iShares Russell 2000 ETF represented 102.37% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 98.10% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 77.20% and 28.56% of the Income Fund's net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

d) Federal Income Taxes - The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended November 30, 2017 and the period from January 4, 2016, commencement of operations, through November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended November 30, 2017, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Common Expenses - Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

h) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds - Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments - Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

2.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2017.

Smaller Companies Fund
Financial Instruments - Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$172,200	$-	$-	$172,200
Exchange-Traded Funds (2)	5,761,875	-	-	5,761,875
Put Options Purchased	4,940	2,860	-	7,800
Short-Term Investments	280,831	-	-	280,831
Total Assets	$6,219,846	$2,860	$-	$6,222,706

Smaller Companies Fund
Derivative Instruments - Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$431,090	$-	$-	$431,090
Put Options Written	245,440	-	-	245,440
Total Liabilities	$676,530	$-	$-	$676,530

International Companies Fund
Financial Instruments - Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$9,584,288	$-	$-	$9,584,288
Put Options Purchased	8,265	4,785	-	13,050
Short-Term Investments	326,496	-	-	326,496
Total Assets	$9,919,049	$4,785	$-	$9,923,834

International Companies Fund
Derivative Instruments - Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$705,420	$-	$-	$705,420
Put Options Written	410,640	-	-	410,640
Total Liabilities	$1,116,060	$-	$-	$1,116,060

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

2.	SECURITIES VALUATIONS (continued)

Income Fund
Financial Instruments - Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$595,531	$-	$-	$595,531
Exchange-Traded Funds (2)	15,320,452	-	-	15,320,452
Put Options Purchased	16,910	9,790	-	26,700
Short-Term Investments	314,795	-	-	314,795
Total Assets	$16,247,688	$9,790	$-	$16,257,478

Income Fund
Derivative Instruments - Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,214,890	$-	$-	$1,214,890
Put Options Written	684,400	-	-	684,400
Total Liabilities	$1,899,290	$-	$-	$1,899,290

(1)	As of and during the year ended November 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the year ended November 30, 2017. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

3.	DERIVATIVES TRANSACTIONS

As of November 30, 2017, portfolio securities valued at $5,935,675, $9,584,287 and $15,915,983 were held in escrow by the custodian as cover for options written by the Smaller Companies Fund, International Companies Fund and Income Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund during the year ended November 30, 2017 were as follows:

Smaller Companies Fund	Average Notional Value
Put Options Purchased	$18,986,731
Call Options Written	4,980,846
Put Options Written	9,934,692

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

3.       DERIVATIVES TRANSACTIONS (continued)

International Companies Fund	Average Notional Value
Put Options Purchased	$28,272,731
Call Options Written	7,007,154
Put Options Written	14,946,096

Income Plus Fund	Average Notional Value
Put Options Purchased	$61,319,692
Call Options Written	12,004,662
Put Options Written	27,541,331

As of November 30, 2017, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$7,800	$7,800
Total Assets		$7,800	$7,800

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$431,090	$431,090
Put options written	Options written, at value	245,440	245,440
Total Liabilities		$676,530	$676,530

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$13,050	$13,050
Total Assets		$13,050	$13,050

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$705,420	$705,420
Put options written	Options written, at value	410,640	410,640
Total Liabilities		$1,116,060	$1,116,060

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$26,700	$26,700
Total Assets		$26,700	$26,700

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,214,890	$1,214,890
Put options written	Options written, at value	684,400	684,400
Total Liabilities		$1,899,290	$1,899,290

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

3.	DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the year ended November 30, 2017, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$4,188	$4,188
Call options written	Options written	(120,804)	(120,804)
Put option written	Options written	8,315	8,315
		$(108,301)	$(108,301)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(127,005)	$(127,005)
Call options written	Options written	(180,436)	(180,436)
Put option written	Options written	464,331	464,331
		$156,890	$156,890

International Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$4,712	$4,712
Call options written	Options written	(220,123)	(220,123)
Put option written	Options written	27,821	27,821
		$(187,590)	$(187,590)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(185,637)	$(185,637)
Call options written	Options written	(195,578)	(195,578)
Put option written	Options written	645,434	645,434
		$264,219	$264,219

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$11,630	$11,630
Call options written	Options written	(386,050)	(386,050)
Put option written	Options written	(10,760)	(10,760)
		$(385,180)	$(385,180)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(412,137)	$(412,137)
Call options written	Options written	(221,487)	(221,487)
Put option written	Options written	1,334,554	1,334,554
		$700,930	$700,930

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

3.	DERIVATIVES TRANSACTIONS (continued)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2017.

Smaller Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
							Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities			Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$7,800	(1)	$-	$7,800	(1)	$	$ 7,800	(2)	$-	$-
Total	$7,800	(1)	$-	$7,800	(1)	$	$ 7,800	(2)	$-	$-

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$676,530	(3)	$-	$676,53	(3)	$574,059	(2)	$102,471	$-
Total	$676,530	(3)	$-	$676,530	(3)	$574,059	(2)	$102,471	$-

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

3.       DERIVATIVES TRANSACTIONS (continued)

International Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$13,050	(1)	$-	$13,050	(1)	$13,050	(2)	$-	$-
Total	$13,050	(1)	$-	$13,050	(1)	$13,050	(2)	$-	$-

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,116,060	(3)	$-	$1,116,060	(3)	$927,625	(2)	$188,435	$-
Total	$1,116,060	(3)	$-	$1,116,060	(3)	$927,625	(2)	$188,435	$-

Income Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$26,700	(1)	$—	$26,700	(1)	$26,700	(2)	$—	$—
Total	$26,700	(1)	$—	$26,700	(1)	$26,700	(2)	$—	$—

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

3.       DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,899,290	(3)	$—	$1,899,290	(3)	$1,732,339	(2)	$166,951	$—
Total	$1,899,290	(3)	$—	$1,899,290	(3)	$1,732,339	(2)	$166,951	$—

(1)	Purchased options at value as presented in the Funds’ Schedules of Purchased Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Funds’ Schedules of Written Options.

4.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$1,867,286	$-
International Companies Fund	5,048,166	-
Income Fund	13,438,640	6,085,632

There were no Government securities purchased or sold during the year ended November 30, 2017.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s net assets. For the year ended November 30, 2017, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$61,369
International Companies Fund	96,624
Income Fund	166,870

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Effective January 1, 2017, the Adviser has entered into a contractual agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement cannot be terminated prior to March 30, 2018 without the Fund’s Board of Trustees’ approval. For the year ended November 30, 2017, the Adviser waived management fees as follows:

Management Fees Waived
Smaller Companies Fund	$31,903
International Companies Fund	10,825
Income Fund	-

If the Adviser so requests, any Fund operating expenses waived or reimbursed by the Adviser pursuant to the expense limitation agreement shall be repaid to the Adviser by the respective Fund in the first, second and third year following the year in which any such waiver or reimbursement occurs, if the total annual Fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limit with respect to the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

November 30, 2020
Smaller Companies Fund	$31,903
International Companies Fund	10,825
Income Fund	-

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the year ended November 30, 2017, amounts paid to M3Sixty, including out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$28,508
International Companies Fund	37,414
Income Fund	55,167

Certain officers of the Funds are also employees or officers of M3Sixty.

The Funds had entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provided distribution services to the Funds. The Distributor served as underwriter/distributor of the Funds. Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced Matrix Capital Group, Inc. as Distributor to the Funds effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the December 21, 2016 meeting of the Board of Trustees and became effective March 3, 2017.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the year ended November 30, 2017, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$11,364
International Companies Fund	17,893
Income Fund	30,902

6.        TAX MATTERS

For U.S. Federal income tax purposes, the cost of investments owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2017 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Smaller Companies Fund	$4,938,311	$1,363,707	$(79,312)	$1,284,395
International Companies Fund	8,451,040	1,472,794	-	1,472,794
Income Fund	15,819,598	492,155	(54,275)	437,880

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives and the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2017, the Funds’ most recent fiscal year end, were as follows:

	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss, Late Year Loss and Other Losses	Total Distributable Earnings
Smaller Companies Fund	$1,284,395	$-	$126,893	$-	$(358,447)	$1,052,841
International Companies Fund	1,472,794	37,102	160,915	-	(208,196)	1,462,615
Income Fund	437,880	412,257	315,582	-	(296,999)	868,720

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on tax straddles and wash sales and the tax treatment of derivatives.

As of November 30, 2017, the Funds had no capital loss carryforwards available for federal income tax purposes.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017

6.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2017, the Fund elected to defer losses as indicated in the chart below.

	Post-October Losses	Post-December Losses
	Deferred	Deferred
Smaller Companies Fund	$89,592	$81,318
International Companies Fund	144,450	63,746
Income Fund	258,588	-

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of ordinary losses used to reduce short-term capital gains and paid-in capital. As of November 30, 2017, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Undistributed (Accumulated) Net Investment Loss	Undistributed (Accumulated) Net Realized Loss	Paid-in Capital
Smaller Companies Fund	$73,281	$-	$(73,281)
International Companies Fund	27,494	(27,494)	-
Income Fund	-	-	-

During the year ended November 30, 2017, the Income Fund distributed $343,327 of ordinary income. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the year ended November 30, 2017.

During the period ended November 30, 2016, the Income Fund distributed $48,147 of ordinary income. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the period ended November 30, 2016.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

On December 22, 2017, the Smaller Companies Fund declared a LTCG distribution of $126,893, which was payable on December 22, 2017. On December 22, 2017, the International Companies Fund declared an ordinary income distribution of $94,769 and a LTCG distribution of $135,800, which were payable on December 22, 2017. On December 22, 2017, the Income Fund declared an ordinary income distribution of $511,864 and a LTCG distribution of $315,582, which were payable on December 22, 2017. On January 16, 2018, the Income Fund declared an ordinary income distribution of $37,381, which was payable on January 16, 2018.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund and

Board of Trustees of WP Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, purchased options, and written options, of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund (the “Funds”), each a series of WP Trust, as of November 30, 2017, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund as of November 30, 2017, the results of their operations and their cash flows for the year then ended, and the changes in their net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2018

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2017 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Income Fund paid $343,327 of ordinary income distributions during the ended November 30, 2017. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the year ended November 30, 2017.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 .

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB : 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present).	Four	Director, Philadelphia Fund (1989-2010) Eagle Growth Shares, Inc. (1989-2009).
Ronald F. Rohe YOB : 1943	Trustee	Since 2015	Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to present)	Four	None
Michael G. Rogan YOB : 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present).	Four	None
Interested Trustees*
Charles S. Stoll YOB : 1955	President, Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present).	Four	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Cooperative Threat Reduction Support Center, Culmen International, LLC (government services) (2010 to present).	Four	None
Officers
Andràs P. Teleki YOB : 1971	Chief Compliance Officer and Secretary	Since 2016	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates, (2009-2015).	N/A	N/A

*	Mr. Stoll is an Interested Trustee because he is managing member of the Adviser. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of the Adviser.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers (continued)
Justin J. Thompson YOB: 1983	Treasurer	Since 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2017-present); Treasurer, WP Trust (2017-present); Treasurer, Capital Management Investment Trust (2017-present); Treasurer, 360 Funds (2017-present); Officer of Fund Accounting - State Street Bank & Trust (2009-2016).	N/A	N/A
Brandon Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer	Since 2013	Chief Operating Officer, M3Sixty Administration, LLC, (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).	N/A	N/A
Larry Beaver YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-Present).	N/A	N/A

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc., Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended per Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 3,300	None	None	$ 9,900
Ronald F. Rohe	$ 3,300	None	None	$ 9,900
Michael G. Rogan	$ 3,300	None	None	$ 9,900
Interested Trustees
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.
[2]	Figures are for the year ended November 30, 2017.

WP Trust	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period from 06/01/17 through 11/30/17

	Beginning Account Value (06/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+9.72%)	$1,000.00	3.05%	$1,097.20	$16.03
International Companies Fund (+6.26%)	$1,000.00	3.01%	$1,062.60	$15.56
Income Fund (-0.21%)	$1,000.00	2.75%	$997.90	$13.77

Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	3.05%	$1,009.80	$15.37
International Companies Fund	$1,000.00	3.01%	$1,010.00	$15.17
Income Fund	$1,000.00	2.75%	$1,011.30	$13.87

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

WP Trust	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2017 for the Fund were as follows:
Smaller Companies Fund, gross of fee waivers or expense reimbursements	5.84%
Smaller Companies Fund, after fee waivers or expense reimbursements*	3.12%
International Companies Fund, gross of fee waivers or expense reimbursements	6.33%
International Companies Fund, after fee waivers or expense reimbursements*	3.25%
Income Fund, gross of fee waivers or expense reimbursements	4.41%
Income Fund, after fee waivers or expense reimbursements*	3.70%

* The Adviser has entered into a contractual agreement with Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement cannot be terminated prior to March 30, 2018 without the Fund’s Board of Trustees’ approval. Total Gross Operating Expenses during the year ended November 30, 2017, were 3.82%, 3.18% and 2.87% for the Smaller Companies Fund, International Companies Fund and Income Fund, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended November 30, 2017.

WP Trust	ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund and the WP Income Plus Fund (Unaudited)

At a meeting held on July 11, 2017, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Winning Points Advisors, LLC (the “Adviser”) in regard to the WP Smaller Companies Income Plus Fund (the “Smaller Companies Fund”), the WP International Companies Income Plus Fund (the “International Companies Fund”) and the WP Income Plus Fund (the “Income Fund,” together with the Smaller Companies Fund and the International Companies Fund, the “WP Funds”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the WP Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the WP Funds; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the WP Funds; (iv) the extent to which economies of scale would be realized if the WP Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the WP Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to each WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of each WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the WP Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning each WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the WP Funds, information on investment advice, performance, summaries of each WP Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Funds; (iii) the anticipated effect of size on each WP Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the WP Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser has under the Advisory Agreement with respect to WP Funds. The Board reviewed the services provided by the Adviser to the WP Funds including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with each WP Fund’s investment objectives and limitations; its coordination of services for each WP Fund among the WP Funds’ service providers, and the anticipated efforts to promote the WP Funds, grow assets and assist in the distribution of WP Funds’ shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent and nature of the services to be provided by the Adviser was satisfactory and adequate for the WP Funds.

WP Trust	ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund and the WP Income Plus Fund (Unaudited) (continued)

(2) Investment Performance of the WP Funds and the Adviser.

In considering the investment performance of each WP Fund and the Adviser, the Trustees compared the short- and long-term performance of each WP Fund with the performance of comparable funds with similar objectives and size managed by other investment advisers (i.e., Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of each WP Fund with its investment objective and policies. With regard to the Smaller Companies Fund, the Board noted that the Smaller Companies Fund, in comparison to its Small Blend category, had underperformed the mean and median for the 1-year period ended March 31, 2017, but that it was in the first quartile on a year-to-date and previous month basis. With regard to the International Companies Fund, the Board noted that the International Companies Fund, in comparison to its Foreign Large Blend category, had performed comparably to the mean and median for the 1-year period ended March 31, 2017, and it was in the first quartile on a year-to-date and previous month basis. With regard to the Income Fund, the Board noted that the Income Fund, in comparison to its High Yield Bond category, had performed comparably to the mean and median for the 1-year period ended March 31, 2017, and it was in the first quartile on a year-to-date and it was the highest performer on a previous month basis. The Trustees noted that the Adviser does not have any separate accounts managed by the Adviser that are substantially similar to those of the WP Funds. Based on the foregoing, the Board concluded that the investment performance information presented for each of the WP Funds was satisfactory.

(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Funds, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and its affiliates and the level of commitment to the Adviser’s operations by the Adviser and its principals; the expected asset level of the WP Funds; and the projected overall expenses of the WP Funds. The Trustees considered financial circumstances of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of each WP Fund (including the management fee) relative to its category average.

The Trustees noted that the management fee for the Smaller Companies Fund was above the category mean and tending toward the higher end of the category, but it was within the range for the category that was considered. The Trustees noted that the management fee for the International Companies Fund was the highest of the category considered. The Trustees noted that the management fee for the Income Fund was above the category mean and tending toward the higher end of the category, but it was within the range for the category that was considered. In considering the level of each fee for each of the Funds and the appropriateness thereof, the Board took into consideration the Adviser’s representations with respect to the complexity of the investment strategies utilized for each of the Fund, including the fact that the options utilization for each Fund is intended to generate additional return, while at the same time providing a degree of protection in the event of a major market event. In this regard, the Board concluded that this “alternatives” type strategy, as described by the Adviser at the Meeting, warranted the higher advisory fees.

The Board also considered that the each of the WP Funds may invest in other investment companies. In this regard, the Board considered the nature of the services rendered and determined, based on the information provided by the Adviser in its response, as well as discussions with the Adviser, that the fees paid with respect to each WP Fund were based on services provided that are in addition to, rather than duplicative of, the services provided by the investment advisers to the underlying investment companies in which the WP Funds may invest.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each WP Fund were fair and reasonable.

WP Trust	ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund and the WP Income Plus Fund (Unaudited) (continued)

(4) The extent to which economies of scale would be realized as each WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Funds’ investors.

In this regard, the Board considered each WP Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fees would stay the same as asset levels increased, the shareholders of the WP Funds would benefit from the expense limitation agreement in place for each WP Fund. The Trustees noted that each WP Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for each WP Fund. The Trustees noted that WPA did not have separately managed accounts with similar strategies as the WP Funds. Following further discussion of the WP Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that each WP Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the WP Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board, other than the receipt of advisory fees under the Advisory Agreement, in managing the assets of the WP Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the WP Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the WP Funds.

WP TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Winning Points Advisers, LLC

129 NW 13th Street

Suite D-26

Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Ronald F. Rohe serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $37,500 with respect to the registrant’s fiscal year ended November 30, 2017 and $37,500 with respect to the registrant’s fiscal year ended November 30, 2016 for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 with respect to the registrant’s fiscal year ended November 30, 2017 and $7,500 with respect to the registrant’s fiscal year ended November 30, 2016 for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $1,500 for the fiscal year ended November 30, 2017 and $0 for the fiscal year ended November 30, 2016 for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund. The fees for the fiscal year ended November 30, 2017 were for the review of the Funds’ semi-annual report.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the fiscal years ended November 30, 2017 and November 30, 2016 for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer,
Date: February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer
Date: February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Justin Thompson	/s/ Justin Thompson
Principal Financial Officer
Date: February 5, 2018